Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 45,000,000
Previously Paid Amount	0
Total Fee Amount	6,214.50
Total Offset Amount	0
Net Fee	$ 6,214.50